Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Leases [Line Items]
Depreciation	kr (2,474)
Impairment losses	(490)	kr (1,097)	kr (19,441)
Closing balance	8,487
Net carrying value	8,487
Acquisition right value [member]
Disclosure Of Leases [Line Items]
Additions	2,300
Balances regarding acquired/divested business	(21)
Terminations	(156)
Translation differences	235
Closing balance	12,087
Acquisition right value [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	9,729
Closing balance		9,729
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Depreciation	(2,474)
Balances regarding acquired/divested business	1
Terminations	36
Translation differences	23
Closing balance	(2,414)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Impairment losses	(75)
Translation differences	(30)
Closing balance	(872)
Accumulated impairment losses [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	(767)
Closing balance		(767)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Reversal of derecognition	2
Translation differences	(5)
Closing balance	(314)
Financial sublease [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	(311)
Closing balance		(311)
Real estate [member]
Disclosure Of Leases [Line Items]
Net carrying value	7,951
Real estate [member] | Acquisition right value [member]
Disclosure Of Leases [Line Items]
Additions	2,035
Balances regarding acquired/divested business	(21)
Terminations	(127)
Translation differences	225
Closing balance	11,263
Real estate [member] | Acquisition right value [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	9,151
Closing balance		9,151
Real estate [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Depreciation	(2,162)
Balances regarding acquired/divested business	1
Terminations	14
Translation differences	21
Closing balance	(2,126)
Real estate [member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Impairment losses	(75)
Translation differences	(30)
Closing balance	(872)
Real estate [member] | Accumulated impairment losses [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	(767)
Closing balance		(767)
Real estate [member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Reversal of derecognition	2
Translation differences	(5)
Closing balance	(314)
Real estate [member] | Financial sublease [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	(311)
Closing balance		(311)
Vehicles [member]
Disclosure Of Leases [Line Items]
Net carrying value	438
Vehicles [member] | Acquisition right value [member]
Disclosure Of Leases [Line Items]
Additions	265
Terminations	(29)
Translation differences	10
Closing balance	698
Vehicles [member] | Acquisition right value [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	452
Closing balance		452
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Depreciation	(284)
Terminations	22
Translation differences	2
Closing balance	(260)
Other [member]
Disclosure Of Leases [Line Items]
Net carrying value	98
Other [member] | Acquisition right value [member]
Disclosure Of Leases [Line Items]
Closing balance	126
Other [member] | Acquisition right value [member] | Adjusted balance due to IFRS 16 [member]
Disclosure Of Leases [Line Items]
Opening balance	126
Closing balance		kr 126
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Depreciation	(28)
Closing balance	kr (28)